Related Party Transactions	6 Months Ended
Dec. 31, 2025
Veraxa Biotech Holding A G [Member]
Entity Information [Line Items]
Related Party Transactions

Note 3 — Related Party Transactions

Due to related party

During 2025, the Company incurred CHF 8,856 of expenses that were paid for by a related party. These expenses were for general operating expenses of the entity.

Advances – Related party

Since inception, the PubCo has received advances from its sole member of CHF 1,000 as an overpayment of the initial capital contribution. These amounts are interest free and due on demand.

Business Combination

On April 22, 2025, Voyager Acquisition Corp., a Cayman Islands exempted company (“SPAC”), entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), with the “Company and Oliver Baumann, an individual, solely in his capacity as representative for the Company Shareholders. Pursuant to the terms of the Business Combination Agreement, Voyager Acquisition Sponsor Holdco LLC, a Delaware limited liability company (“Sponsor”), will form a public limited company organized under the Laws of Switzerland (“PubCo”), and PubCo will form an exempted company limited by shares incorporated under the laws of the Cayman Islands, to be a direct wholly owned subsidiary of PubCo (“Merger Sub” and, together with PubCo each, individually, an “Acquisition Entity”).

The Business Combination Agreement provides for, among other things, the following transactions: (i) SPAC will merge with and into Merger Sub, with Merger Sub as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly owned subsidiary of PubCo (the “Initial Merger”), (ii) as soon as practicable, but not less than twenty-four hours following the completion of the Initial Merger, the Company will merge with and into PubCo, with PubCo as the surviving entity in the merger (the “Acquisition Merger”). The Initial Merger, the Acquisition Merger and the other transactions contemplated by the Business Combination Agreement are hereinafter referred to as the “Business Combination”. The Business Combination was consummated on June 10, 2026.